UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00750
Delaware Group® Equity Funds II
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Delaware Value® Fund
Class A: DDVAX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Value® Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.99%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$3,697,023,591
Total number of portfolio holdings	33
Total advisory fees paid	$11,016,908
Portfolio turnover rate	20%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.20%
Healthcare	16.82%
Information Technology	14.98%
Industrials	9.80%
Consumer Discretionary	9.04%
Consumer Staples	8.65%
Energy	6.15%
Communication Services	5.98%
Materials	3.30%
Real Estate	3.13%
Utilities	3.13%

Top 10 equity holdings
Honeywell International	3.32%
TJX	3.31%
Dover	3.31%
DuPont de Nemours	3.30%
Fidelity National Information Services	3.23%
Merck & Co.	3.21%
Travelers	3.20%
Motorola Solutions	3.20%
American International Group	3.19%
Cisco Systems	3.19%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3664975)

Delaware Value® Fund
Class C: DDVCX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Value® Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.74%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$3,697,023,591
Total number of portfolio holdings	33
Total advisory fees paid	$11,016,908
Portfolio turnover rate	20%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.20%
Healthcare	16.82%
Information Technology	14.98%
Industrials	9.80%
Consumer Discretionary	9.04%
Consumer Staples	8.65%
Energy	6.15%
Communication Services	5.98%
Materials	3.30%
Real Estate	3.13%
Utilities	3.13%

Top 10 equity holdings
Honeywell International	3.32%
TJX	3.31%
Dover	3.31%
DuPont de Nemours	3.30%
Fidelity National Information Services	3.23%
Merck & Co.	3.21%
Travelers	3.20%
Motorola Solutions	3.20%
American International Group	3.19%
Cisco Systems	3.19%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3664975)

Delaware Value® Fund
Class R: DDVRX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Value® Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.24%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$3,697,023,591
Total number of portfolio holdings	33
Total advisory fees paid	$11,016,908
Portfolio turnover rate	20%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.20%
Healthcare	16.82%
Information Technology	14.98%
Industrials	9.80%
Consumer Discretionary	9.04%
Consumer Staples	8.65%
Energy	6.15%
Communication Services	5.98%
Materials	3.30%
Real Estate	3.13%
Utilities	3.13%

Top 10 equity holdings
Honeywell International	3.32%
TJX	3.31%
Dover	3.31%
DuPont de Nemours	3.30%
Fidelity National Information Services	3.23%
Merck & Co.	3.21%
Travelers	3.20%
Motorola Solutions	3.20%
American International Group	3.19%
Cisco Systems	3.19%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3664975)

Delaware Value® Fund
Institutional Class: DDVIX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Value® Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.74%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$3,697,023,591
Total number of portfolio holdings	33
Total advisory fees paid	$11,016,908
Portfolio turnover rate	20%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.20%
Healthcare	16.82%
Information Technology	14.98%
Industrials	9.80%
Consumer Discretionary	9.04%
Consumer Staples	8.65%
Energy	6.15%
Communication Services	5.98%
Materials	3.30%
Real Estate	3.13%
Utilities	3.13%

Top 10 equity holdings
Honeywell International	3.32%
TJX	3.31%
Dover	3.31%
DuPont de Nemours	3.30%
Fidelity National Information Services	3.23%
Merck & Co.	3.21%
Travelers	3.20%
Motorola Solutions	3.20%
American International Group	3.19%
Cisco Systems	3.19%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3664975)

Delaware Value® Fund
Class R6: DDZRX
Semiannual shareholder report | May 31, 2024
This semiannual shareholder report contains important information about Delaware Value® Fund (Fund) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.63%
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$3,697,023,591
Total number of portfolio holdings	33
Total advisory fees paid	$11,016,908
Portfolio turnover rate	20%

Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.20%
Healthcare	16.82%
Information Technology	14.98%
Industrials	9.80%
Consumer Discretionary	9.04%
Consumer Staples	8.65%
Energy	6.15%
Communication Services	5.98%
Materials	3.30%
Real Estate	3.13%
Utilities	3.13%

Top 10 equity holdings
Honeywell International	3.32%
TJX	3.31%
Dover	3.31%
DuPont de Nemours	3.30%
Fidelity National Information Services	3.23%
Merck & Co.	3.21%
Travelers	3.20%
Motorola Solutions	3.20%
American International Group	3.19%
Cisco Systems	3.19%
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3664975)

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Semiannual report
US equity mutual fund
Delaware Value® Fund
May 31, 2024
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.
You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®
Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.
If you are interested in learning more about creating an investment plan, contact your financial advisor.
You can learn more about Delaware Funds or obtain a prospectus for Delaware Value® Fund at delawarefunds.com/literature.
Manage your account online
• Check your account balance and transactions
• View statements and tax forms
• Make purchases and redemptions
Visit delawarefunds.com/account-access.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
This semiannual report is for the information of Delaware Value® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Fund's current prospectus or summary prospectus. These documents are available at delawarefunds.com/literature.
Unless otherwise noted, views expressed herein are current as of May 31, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedule of investments
Delaware Value® Fund	May 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.18%
Communication Services — 5.98%
Verizon Communications	2,613,533	$ 107,546,883
Walt Disney	1,091,282	113,395,113
		220,941,996
Consumer Discretionary — 9.04%
Genuine Parts	726,315	104,691,044
Lowe's	484,200	107,148,618
TJX	1,187,527	122,434,034
		334,273,696
Consumer Staples — 8.65%
Conagra Brands	3,724,420	111,285,670
Dollar Tree †	828,358	97,704,826
Hershey	559,722	110,729,803
		319,720,299
Energy — 6.15%
Chevron	703,900	114,242,970
Exxon Mobil	966,100	113,284,886
		227,527,856
Financials — 18.20%
Allstate	667,654	111,845,398
American International Group	1,497,642	118,044,142
Fidelity National Information Services	1,573,621	119,406,362
Travelers	549,124	118,446,047
Truist Financial	2,923,023	110,344,118
US Bancorp	2,337,800	94,797,790
		672,883,857
Healthcare — 16.82%
Baxter International	2,346,300	79,985,367
Cigna Group	331,924	114,387,649
CVS Health	1,617,107	96,379,577
Hologic †	1,309,059	96,582,373
Johnson & Johnson	788,612	115,665,722
Merck & Co.	945,342	118,678,235
		621,678,923
Industrials — 9.80%
Dover	664,875	122,217,322
Honeywell International	607,496	122,829,616
Northrop Grumman	259,732	117,079,394
		362,126,332

Schedule of investments
Delaware Value® Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology — 14.98%
Cisco Systems	2,532,274	$ 117,750,741
Cognizant Technology Solutions Class A	1,635,666	108,199,306
Motorola Solutions	324,366	118,364,397
Oracle	980,800	114,939,952
Teledyne Technologies †	238,597	94,711,079
		553,965,475
Materials — 3.30%
DuPont de Nemours	1,486,091	122,097,237
		122,097,237
Real Estate — 3.13%
Equity Residential	1,781,750	115,867,203
		115,867,203
Utilities — 3.13%
Duke Energy	1,115,578	115,540,413
		115,540,413
Total Common Stocks (cost $2,626,523,581)		3,666,623,287

Short-Term Investments — 0.87%
Money Market Mutual Funds — 0.87%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	8,050,667	8,050,667
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	8,050,667	8,050,667
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.36%)	8,050,667	8,050,667
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.23%)	8,050,667	8,050,667
Total Short-Term Investments (cost $32,202,668)		32,202,668
Total Value of Securities—100.05% (cost $2,658,726,249)		$3,698,825,955
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Value® Fund	May 31, 2024 (Unaudited)
Assets:
Investments, at value*	$3,698,825,955
Cash	9,876
Dividends receivable	10,499,042
Receivable for fund shares sold	5,812,354
Receivable for securities sold	4,172,847
Prepaid expenses	147,747
Other assets	68,875
Total Assets	3,719,536,696
Liabilities:
Payable for fund shares redeemed	18,222,016
Investment management fees payable to affiliates	1,765,794
Other accrued expenses	1,645,556
Administration expenses payable to affiliates	574,638
Distribution fees payable to affiliates	305,101
Total Liabilities	22,513,105
Total Net Assets	$3,697,023,591

Net Assets Consist of:
Paid-in capital	$1,857,201,218
Total distributable earnings (loss)	1,839,822,373
Total Net Assets	$3,697,023,591

Statement of assets and liabilities
Delaware Value® Fund
Net Asset Value

Class A:
Net assets	$1,085,812,031
Shares of beneficial interest outstanding, unlimited authorization, no par	62,611,276
Net asset value per share	$17.34
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$18.40

Class C:
Net assets	$69,443,124
Shares of beneficial interest outstanding, unlimited authorization, no par	4,002,398
Net asset value per share	$17.35

Class R:
Net assets	$30,452,749
Shares of beneficial interest outstanding, unlimited authorization, no par	1,757,079
Net asset value per share	$17.33

Institutional Class:
Net assets	$2,222,369,054
Shares of beneficial interest outstanding, unlimited authorization, no par	128,171,278
Net asset value per share	$17.34

Class R6:
Net assets	$288,946,633
Shares of beneficial interest outstanding, unlimited authorization, no par	16,658,584
Net asset value per share	$17.35
*Investments, at cost	$2,658,726,249
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Value® Fund	Six months ended May 31, 2024 (Unaudited)
Investment Income:
Dividends	$46,873,130

Expenses:
Management fees	11,016,908
Distribution expenses — Class A	1,384,736
Distribution expenses — Class C	427,116
Distribution expenses — Class R	78,860
Dividend disbursing and transfer agent fees and expenses	2,387,353
Accounting and administration expenses	503,614
Reports and statements to shareholders expenses	208,058
Legal fees	172,272
Trustees’ fees	94,345
Registration fees	75,885
Custodian fees	22,729
Audit and tax fees	17,850
Other	121,088
16,510,814
Less expenses paid indirectly	(1,689)
Total operating expenses	16,509,125
Net Investment Income (Loss)	30,364,005

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	796,978,287
Net increase from payment by affiliates[1]	13,022
Net realized gain (loss)	796,991,309
Net change in unrealized appreciation (depreciation) on investments	(479,158,069)
Net Realized and Unrealized Gain (Loss)	317,833,240
Net Increase (Decrease) in Net Assets Resulting from Operations	$348,197,245
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Value® Fund
	Six months ended 5/31/24 (Unaudited)	Year ended 11/30/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$30,364,005	$100,135,974
Net realized gain (loss)	796,978,287	559,733,471
Net increase from payment by affiliates[1]	13,022	—
Net change in unrealized appreciation (depreciation)	(479,158,069)	(1,087,908,502)
Net increase (decrease) in net assets resulting from operations	348,197,245	(428,039,057)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(111,212,134)	(126,001,032)
Class C	(9,363,306)	(15,496,831)
Class R	(3,113,702)	(3,709,932)
Institutional Class	(260,925,605)	(440,580,280)
Class R6	(37,712,521)	(69,494,119)
	(422,327,268)	(655,282,194)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	44,088,448	98,871,662
Class C	1,804,187	6,984,482
Class R	1,561,126	4,689,030
Institutional Class	200,825,526	464,021,717
Class R6	25,762,890	244,151,209

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	106,072,159	119,476,302
Class C	9,171,492	15,198,012
Class R	3,110,948	3,702,997
Institutional Class	245,831,825	418,003,861
Class R6	31,752,740	54,575,685
	669,981,341	1,429,674,957

	Six months ended 5/31/24 (Unaudited)	Year ended 11/30/23

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(163,767,962)	$(275,426,702)
Class C	(41,269,491)	(80,521,880)
Class R	(4,655,451)	(12,094,170)
Institutional Class	(1,096,661,416)	(2,143,262,685)
Class R6	(142,930,385)	(553,088,150)
	(1,449,284,705)	(3,064,393,587)
Decrease in net assets derived from capital share transactions	(779,303,364)	(1,634,718,630)
Net Decrease in Net Assets	(853,433,387)	(2,718,039,881)

Net Assets:
Beginning of period	4,550,456,978	7,268,496,859
End of period	$3,697,023,591	$4,550,456,978
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Value® Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Payment by affiliates

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$17.71	$20.86	$24.41	$21.14	$22.44	$22.29

0.12	0.28	0.27	0.31	0.38	0.36
1.30	(1.52)	1.40	3.45	(0.63)	1.02
1.42	(1.24)	1.67	3.76	(0.25)	1.38

(0.13)	(0.31)	(0.28)	(0.35)	(0.38)	(0.36)
(1.66)	(1.60)	(4.94)	(0.14)	(0.67)	(0.87)
(1.79)	(1.91)	(5.22)	(0.49)	(1.05)	(1.23)

—[3,4]	—	—	—	—	—

$17.34	$17.71	$20.86	$24.41	$21.14	$22.44

8.54%	(6.00%)	7.40%	17.94%	(0.90%)	7.09%

$1,085,812	$1,117,813	$1,383,399	$1,542,371	$1,505,191	$1,992,320
0.99%	0.94%	0.93%	0.93%	0.93%	0.93%
0.99%	0.94%	0.93%	0.93%	0.93%	0.93%
1.35%	1.54%	1.33%	1.32%	1.93%	1.68%
1.35%	1.54%	1.33%	1.32%	1.93%	1.68%
20%	19%	11%	22%	25%	16%

Financial highlights
Delaware Value® Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Payment by affiliates

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$17.70	$20.83	$24.37	$21.10	$22.38	$22.23

0.05	0.14	0.12	0.13	0.23	0.20
1.32	(1.51)	1.39	3.44	(0.62)	1.01
1.37	(1.37)	1.51	3.57	(0.39)	1.21

(0.06)	(0.16)	(0.11)	(0.16)	(0.22)	(0.19)
(1.66)	(1.60)	(4.94)	(0.14)	(0.67)	(0.87)
(1.72)	(1.76)	(5.05)	(0.30)	(0.89)	(1.06)

—[3,4]	—	—	—	—	—

$17.35	$17.70	$20.83	$24.37	$21.10	$22.38

8.19%	(6.71%)	6.57%	17.04%	(1.68%)	6.29%

$69,443	$101,616	$187,592	$253,333	$319,180	$542,875
1.74%	1.69%	1.68%	1.68%	1.68%	1.68%
1.74%	1.69%	1.68%	1.68%	1.68%	1.68%
0.60%	0.79%	0.57%	0.57%	1.18%	0.93%
0.60%	0.79%	0.57%	0.56%	1.18%	0.93%
20%	19%	11%	22%	25%	16%

Financial highlights
Delaware Value® Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Payment by affiliates

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$17.70	$20.84	$24.39	$21.13	$22.43	$22.27

0.10	0.23	0.22	0.25	0.33	0.30
1.30	(1.50)	1.40	3.44	(0.62)	1.03
1.40	(1.27)	1.62	3.69	(0.29)	1.33

(0.11)	(0.27)	(0.23)	(0.29)	(0.34)	(0.30)
(1.66)	(1.60)	(4.94)	(0.14)	(0.67)	(0.87)
(1.77)	(1.87)	(5.17)	(0.43)	(1.01)	(1.17)

—[3,4]	—	—	—	—	—

$17.33	$17.70	$20.84	$24.39	$21.13	$22.43

8.41%	(6.21%)	7.11%	17.61%	(1.16%)	6.85%

$30,453	$31,008	$40,863	$48,382	$52,840	$81,159
1.24%	1.19%	1.18%	1.18%	1.18%	1.18%
1.24%	1.19%	1.18%	1.18%	1.18%	1.18%
1.10%	1.29%	1.07%	1.07%	1.68%	1.43%
1.10%	1.29%	1.07%	1.06%	1.68%	1.43%
20%	19%	11%	22%	25%	16%

Financial highlights
Delaware Value® Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Payment by affiliates

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$17.70	$20.85	$24.40	$21.14	$22.45	$22.30

0.14	0.32	0.32	0.37	0.43	0.41
1.31	(1.51)	1.41	3.43	(0.64)	1.02
1.45	(1.19)	1.73	3.80	(0.21)	1.43

(0.15)	(0.36)	(0.34)	(0.40)	(0.43)	(0.41)
(1.66)	(1.60)	(4.94)	(0.14)	(0.67)	(0.87)
(1.81)	(1.96)	(5.28)	(0.54)	(1.10)	(1.28)

—[3,4]	—	—	—	—	—

$17.34	$17.70	$20.85	$24.40	$21.14	$22.45

8.71%	(5.77%)	7.69%	18.19%	(0.68%)	7.36%

$2,222,369	$2,917,872	$4,903,817	$6,216,726	$7,427,159	$11,037,713
0.74%	0.69%	0.68%	0.68%	0.68%	0.68%
0.74%	0.69%	0.68%	0.68%	0.68%	0.68%
1.60%	1.79%	1.57%	1.57%	2.18%	1.93%
1.60%	1.79%	1.57%	1.56%	2.18%	1.93%
20%	19%	11%	22%	25%	16%

Financial highlights
Delaware Value® Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Payment by affiliates

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/24[1] (Unaudited)	Year ended
	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
$17.71	$20.85	$24.41	$21.14	$22.45	$22.30

0.15	0.34	0.34	0.40	0.45	0.44
1.31	(1.52)	1.40	3.44	(0.64)	1.01
1.46	(1.18)	1.74	3.84	(0.19)	1.45

(0.16)	(0.36)	(0.36)	(0.43)	(0.45)	(0.43)
(1.66)	(1.60)	(4.94)	(0.14)	(0.67)	(0.87)
(1.82)	(1.96)	(5.30)	(0.57)	(1.12)	(1.30)

—[3,4]	—	—	—	—	—

$17.35	$17.71	$20.85	$24.41	$21.14	$22.45

8.78%	(5.68%)	7.77%	18.36%	(0.57%)	7.48%

$288,947	$382,148	$752,826	$1,028,424	$1,121,302	$1,162,129
0.63%	0.61%	0.59%	0.58%	0.58%	0.58%
0.63%	0.61%	0.59%	0.58%	0.58%	0.58%
1.71%	1.87%	1.67%	1.67%	2.28%	2.03%
1.71%	1.87%	1.67%	1.67%	2.28%	2.03%
20%	19%	11%	22%	25%	16%

Notes to financial statements
Delaware Value® Fund	May 31, 2024 (Unaudited)
Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for each fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2024, and for all open tax years (years ended November 30, 2020–November 30, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting  —  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie®  (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are

Notes to financial statements
Delaware Value® Fund
1. Significant Accounting Policies (continued)
recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on the next $7.5 billion, and 0.475% on average daily net assets in excess of $10 billion.
DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2024, the Fund paid $91,127 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2024, the Fund paid $130,212 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to May 2, 1994 and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after May 2, 1994. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate, based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2024, the Fund paid $62,667 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended May 31, 2024, DDLP earned $8,948 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2024, DDLP received gross CDSC commissions of $2,685 and $4,641 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Notes to financial statements
Delaware Value® Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
During the six months ended May 31, 2024, DMC reimbursed the Fund $13,022 for commissions related to a trade error. These amounts are included in “Net increase from payment by affiliates ”in the "Statement of operations." Payment by affiliates had no impact on total return.
3. Investments
For the six months ended May 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$777,439,980
Sales	1,970,827,771
At May 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2024, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:
Cost of investments	$2,658,726,249
Aggregate unrealized appreciation of investments	$1,065,924,684
Aggregate unrealized depreciation of investments	(25,824,978)
Net unrealized appreciation of investments	$1,040,099,706
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2024:
Level 1
Securities
Assets:
Common Stocks	$3,666,623,287
Short-Term Investments	32,202,668
Total Value of Securities	$3,698,825,955
During the six months ended May 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of May 31, 2024, there were no Level 3 investments.

Notes to financial statements
Delaware Value® Fund
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	5/31/24	11/30/23
Shares sold:
Class A	2,563,717	5,495,919
Class C	104,407	384,277
Class R	89,881	254,537
Institutional Class	11,743,886	25,661,435
Class R6	1,475,859	13,490,529

Shares issued upon reinvestment of dividends and distributions:
Class A	6,413,160	6,602,488
Class C	554,309	836,637
Class R	188,164	204,396
Institutional Class	14,868,917	23,114,042
Class R6	1,920,477	3,022,240
	39,922,777	79,066,500

Shares redeemed:
Class A	(9,498,979)	(15,293,906)
Class C	(2,395,956)	(4,485,094)
Class R	(273,185)	(667,176)
Institutional Class	(63,301,234)	(119,119,851)
Class R6	(8,320,142)	(31,040,573)
	(83,789,496)	(170,606,600)
Net decrease	(43,866,719)	(91,540,100)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2024 and the year ended November 30, 2023, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
5/31/24	197,277	27,006	50,114	50,255	177,170	47,033	$4,761,038
Year ended
11/30/23	390,896	110,440	4,027,272	147,509	444,259	3,936,998	79,601,267

5. Line of Credit
The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
The Fund had no amounts outstanding as of May 31, 2024, or at any time during the period then ended.
6. Securities Lending
The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational

Notes to financial statements
Delaware Value® Fund
6. Securities Lending (continued)
organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
At May 31, 2024, the Fund had no securities out on loan.
7. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2024, there were no Rule 144A securities held by the Fund.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Delaware Value® Fund
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Privacy Notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.
Information we may collect
and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
• Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, your financial account information, and your financial history.
• Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.
• Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.
• Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.
How we use your personal information
We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.

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Privacy Notice
We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.
Security of information
Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes
of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024

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Delaware Funds by Macquarie®
Equity funds
US equity funds
• Delaware Growth and Income Fund
• Delaware Ivy Core Equity Fund
• Delaware Ivy Large Cap Growth Fund
• Delaware Ivy Mid Cap Growth Fund
• Delaware Ivy Mid Cap Income Opportunities Fund
• Delaware Ivy Small Cap Growth Fund
• Delaware Ivy Smid Cap Core Fund
• Delaware Ivy Value Fund
• Delaware Opportunity Fund
• Delaware Small Cap Core Fund*
• Delaware Small Cap Value Fund
• Delaware Value® Fund
Global / international equity funds
• Delaware Emerging Markets Fund
• Delaware Global Equity Fund II (formerly, Delaware Global Value Equity Fund)
• Delaware Ivy Global Growth Fund
• Delaware Ivy International Core Equity Fund
• Delaware Ivy Systematic Emerging Markets Equity Fund
Alternative / specialty funds
• Delaware Climate Solutions Fund
• Delaware Healthcare Fund
• Delaware Ivy Natural Resources Fund
• Delaware Ivy Science and Technology Fund
• Delaware Real Estate Securities Fund
Multi-asset funds
• Delaware Global Listed Real Assets Fund
• Delaware Ivy Asset Strategy Fund
• Delaware Ivy Balanced Fund
• Delaware Ivy Multi-Asset Income Fund
• Delaware Ivy Wilshire Global Allocation Fund
• Delaware Wealth Builder Fund

*Closed to certain new investors.
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus. A Delaware Funds by Macquarie prospectus may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.
Investing involves risk, including the possible loss of principal.

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Fixed income funds
Taxable fixed income funds
• Delaware Corporate Bond Fund
• Delaware Diversified Income Fund
• Delaware Emerging Markets Debt Corporate Fund
• Delaware Extended Duration Bond Fund
• Delaware Floating Rate Fund
• Delaware Investments Ultrashort Fund
• Delaware Ivy Core Bond Fund
• Delaware Ivy Global Bond Fund
• Delaware Ivy High Income Fund
• Delaware Limited-Term Diversified Income Fund
• Delaware Strategic Income Fund

Municipal fixed income funds
• Delaware Minnesota High-Yield Municipal Bond Fund
• Delaware National High-Yield Municipal Bond Fund
• Delaware Tax-Free Arizona Fund
• Delaware Tax-Free California Fund
• Delaware Tax-Free Colorado Fund
• Delaware Tax-Free Idaho Fund
• Delaware Tax-Free Minnesota Fund
• Delaware Tax-Free New York Fund
• Delaware Tax-Free Oregon Fund
• Delaware Tax-Free Pennsylvania Fund
• Delaware Tax-Free USA Fund
• Delaware Tax-Free USA Intermediate Fund
The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

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Caring for your portfolio
Over a lifetime, things change. When they do, it’s important to ensure that your investments stay in tune with your personal situation.
If you decide to make some changes, check
out the convenient options provided by Macquarie Asset Management. We try to make it easy for you to avoid some of the sales charges that you might otherwise have to pay when you withdraw and invest your money with another firm.
Most importantly, you may generally
exchange all or part of your shares in one Delaware Funds by Macquarie® mutual fund for shares of the same class of another fund without paying a front-end sales charge or a contingent deferred sales charge (CDSC).
Choose the investment method suitable for you
After you’ve evaluated your overall investments, you have choices about how to implement any changes:
1. Move assets all at once at any time.
2. Migrate funds to a different investment slowly through a systematic exchange. You can arrange automatic monthly exchanges of your shares in one Delaware Fund for those in another Delaware Fund. Systematic exchanges are subject to the same rules as regular exchanges, which are explained in the right column, including a $100 minimum monthly amount per fund.
3. Use our automatic investment plan for future investments in different vehicles. To allocate your future investments differently, the Delaware Funds by Macquarie automatic investment plan allows you to make regular monthly or quarterly investments directly from your checking account.
Important notes about exchanging or redeeming shares
For automated exchanges, a minimum exchange of $100 per fund is required monthly. If the value of your account is $5,000 or more, you can make systematic withdrawals of at least $25 monthly, or $75 quarterly. If the annual amount you withdraw is less than 12% of your account balance at the time the systematic withdrawal plan is established, the CDSC ordinarily applicable to certain fund classes will be waived. More details are available in your prospectus or at delawarefunds.com/literature.
If you exchange shares from Class R shares of any fund, you will pay any applicable sales charge on your new shares.
When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares.
You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange.
We may refuse the purchase side of any exchange request if, in the manager’s judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
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Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(3664975)
SA-456-0724

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(2)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds II

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 1, 2024

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 1, 2024